Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property, plant and equipment
Schedule of property, plant and equipment

Computer
	Land	Equipment	Total
	US$’000	US$’000	US$’000
Cost
As at 01 July 2025	—	—	—
Additions	42	3	45
Balance at 30 June 2026	42	3	45

Accumulated depreciation
As at 1 July 2025	—	—	—
Depreciation	—	—	—
Balance at 30 June 2026	—	—	—

Net book value
As at 30 June 2025	—	—	—
As at 30 June 2026	42	3	45